Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contributions description	Each year, participants may contribute up to 100% of pretax compensation (up to the Internal Revenue Service (IRS) maximum allowable amount), as defined by the Plan. Participants may also contribute, on an after-tax basis, Roth elective deferrals, subject to certain limitations. Additionally, each participant may elect to defer up to 90% of any cash bonus paid by the Company. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Company shall make a matching contribution of 100% of the participants’ elective deferrals that are not in excess of 3% of compensation, as defined by the Plan, plus 50% of the participants’ elective deferrals in excess of 3% of compensation up to a maximum of 5% of compensation. Employer discretionary contributions may be made at the option of the Company's Board of Directors. No discretionary contributions were made during the year. Contributions are subject to certain limitations. The Company matching contribution and up to 50% of the participant’s contribution, as elected by the participant, may be used to purchase common stock of the Company.
Company matching contribution	100.00%
Discretionary contributions made	$ 0
Participant contribution, used to purchase common stock percentage	50.00%
Common stock allocated to participant accounts	217,095	182,822
Vesting percentage	100.00%
Percentage vested after three years of credited service	100.00%
Years of vesting service	3 years
Maximum
EBP, Description of Plan [Line Items]
Percentage of pretax annual compensation participants may contribute each year	100.00%
Employee Benefit Plan Maximum Percentage of Cash Bonus Paid	90.00%
Elective deferrals percentage of compensation	3.00%
Elective maximum deferrals percentage of compensation	5.00%